Exhibit G.1.a.vi.

Please note that this amendment is being filed to reflect the following change to the Form N-CEN filed for the Goldman Sachs Trust  for the reporting period ending March 31, 2025:

Item C.7 – Reliance on Certain Rules

C.7.n.vi Did the Fund invest in a security on a when-issued or forward-settling basis or with a non-standard settlement cycle in reliance on rule 18f-4?

This item was updated to reflect a Yes response relating to:

Series Name: Goldman Sachs High Yield Municipal Fund

Series identification number: S000009255

Series Name: Goldman Sachs Dynamic Municipal Income Fund

Series identification number: S000009252

Series Name: Goldman Sachs High Yield Fund

Series identification number: S000009309

Series Name: Goldman Sachs Dynamic Bond Fund

Series identification number: S000029317

Series Name: Goldman Sachs Short Duration High Yield Fund

Series identification number: S000043227

Series Name: Goldman Sachs Bond Fund

Series identification number: S000013795

Series Name: Goldman Sachs Income Fund

Series identification number: S000067093

Series Name: Goldman Sachs High Yield Floating Rate Fund

Series identification number: S000029320

Other than the update noted above, no other modifications were made to the filing as initially submitted on June 13, 2025 (Accession No. 0001752724-25-138112).